Important Notice Regarding Change in
ETF Ticker and Related Matters

GLOBAL X FUNDS
Global X Gold Explorers ETF (the “Fund”)

Supplement dated September 19, 2016 to the Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Fund, dated March 1, 2016, as amended and supplemented from time to time

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.

The Summary Prospectus, Prospectus and Statement of Additional Information is hereby amended and supplemented to reflect the following change to the ticker symbol of the Fund.

Change in the Ticker Symbol for the Fund

Effective immediately, the Fund's ticker symbol is hereby deleted and replaced with GOEX on the cover page and on page 1 of the Summary Prospectus; on the cover page and on page 15 of the Prospectus; on the cover page, on page 1 and on page 65 of the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE